EX-1
FORM ABS-15G Wachovia Asset Securitization Issuance II, LLC[1]
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator[4]			Assets that were Subject of Demand[2,6]			Assets that were Repurchased or Replaced[2,3,4,5]			Assets pending Repurchase or Replacement (within cure period)[3]			Demand in Dispute[3]			Demand Withdrawn[3]			Demand Rejected[3]
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Residential Mortgages - HELOC
Wachovia Asset Securitization Issuance 2007-HE1		Wachovia Bank, National Association	27,157	1,500,000,067.33	100.00	1	0.00	0.00	1	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Wachovia Asset Securitization Issuance 2007-HE2		Wachovia Bank, National Association	38,737	2,000,000,030.01	100.00	8	0.00	0.00	8	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00